Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Profit Sail International Express (SZX) Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total	[1]	$ 21,554	$ 3,056
Amount due from a related party total	[2]	938,938
Rich Fame International Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total	[1]	45,000	104,231
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total		66,554	107,287
Amount due from a related party total		$ 938,938

[1]	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
[2]	Amount due from a related party represents the freight forwarding service fee paid on behalf of the related party by the Company. Management is in the opinion that such expense paid on behalf arrangement is solely for the purposes of the Company’s business development in the Chinese Mainland and it is in accordance with the applicable laws and regulations. Substantially all the amount has been subsequently settled in April 2026. Amount due from a related party is presented net of allowance for expected credit losses: